Organization and Basis of Presentation (Details) - USD ($)		12 Months Ended
	Feb. 23, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 15, 2023
Organization and Basis of Presentation [Line Items]
Reclassifications cash flow activity (in Dollars)		$ 23,000
Offering costs (in Dollars)	$ 17,100,000		$ 18,400,000
Convertible preferred stock shares (in Shares)	5,626,365
Proteomedix [Member]
Organization and Basis of Presentation [Line Items]
Subsidiary owned, percentage				100.00%
Onconetix [Member]
Organization and Basis of Presentation [Line Items]
Equity interest ownership percentage				100.00%
IPO [Member]
Organization and Basis of Presentation [Line Items]
Common stock (in Shares)	2,222,222
Public of per share (in Dollars per share)	$ 9
Offering costs (in Dollars)	$ 2,900,000